Goodwill (Details)	12 Months Ended
Jun. 30, 2020 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
Beginning Balance, Goodwill	$ 447,790
Goodwill arising from acquisition of Ridik Pte.(Note 3)	1,689,899
Goodwill arising from acquisition of Ridik Consulting (Note 3)	9,359
Foreign currency translation adjustment	(28,348)
Ending Balance, Goodwill	$ 2,118,700